Earnings (Loss) Per Share	12 Months Ended
Jun. 30, 2021
Earnings Per Share [Abstract]
EARNINGS (LOSS) PER SHARE
15.	EARNINGS (LOSS) PER SHARE

The computation of basic and diluted net income (loss) per ordinary share is as follows:

	Years ended June 30,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$

Numerator:
Net income (loss)	52,023	(33,551)	(46,066)	(7,135)
Less: Net income (loss) attributable to the non-controlling interests	(1,508)	(648)	304	47
Net income (loss) attributable to the Group’s shareholders	53,531	(32,903)	(46,370)	(7,182)

Denominator:
Weighted average number of ordinary shares outstanding	84,997,628	90,472,014	90,472,014	90,472,014

Basic & diluted net income (loss) per ordinary share	0.630	(0.364)	(0.513)	(0.079)